Discontinued Operation - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Jul. 29, 2022 USD ($) shares	Apr. 02, 2022 USD ($) shares	Apr. 02, 2022 CAD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2022 $ / shares
Statement Line Items [Line Items]
Share price (in CAD per share) | $ / shares						$ 12.56
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 36,000
Repayments of intercompany balance		$ 50,000
Share repurchases and cancellations (in shares) | shares	77,401,766	77,400,000	77,400,000
Repurchase and cancellation of shares				$ 104,499	$ 0
Payments of transaction costs	$ 7,000
Due to loss of control of the Kumtor Mine				93,340
Issued capital
Statement Line Items [Line Items]
Due to loss of control of the Kumtor Mine	$ (93,300)			$ 93,340
Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC)
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		26.00%	26.00%
Value of shares transferred			$ 972
Proportion of ownership interests transferred to non-controlling interests		100.00%	100.00%